Share-based Compensation - Summary of Changes in Deferred Share Units (Details) - Cash Settled Plan - Deferred Share Units - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	3,043,070	2,398,333
Granted	525,433	644,737
Ending balance	3,568,503	3,043,070